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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Institutional Class (ADLVX)

ANNUAL REPORT
July 31, 2019

Managed by
Adler Asset Management, LLC

For information or assistance in opening an account,
please call toll-free 1-800-408-4682.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-800-408-4682 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-408-4682. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

ADLER VALUE FUND LETTER TO SHAREHOLDERS (Unaudited)	July 31, 2019

Dear Shareholder,

In mid-August 2018, the Adler Value Fund (the “Fund”) commenced operations. Adler Asset Management, LLC (the “Adviser”) is the Fund’s investment adviser. From inception to July 31, 2019, the Fund’s total return was 2.05%. During the same period, the total return of the S&P 500 was 6.90% and the total return of the Russell 1000 Value was 4.99%.

Investment Approach

In selecting investments for the Fund, the Adviser uses a focused-value strategy to invest in companies that, in its opinion, appear to be undervalued by the equity market but where catalysts exist, in the opinion of the Adviser, to close these valuation gaps. The Adviser seeks to exploit perceived market misjudgments in pricing by buying equity securities that appear to be undervalued because of a temporary aversion to these out-of-favor issuers.

The Adviser maintains a watch list of companies and reviews each company’s financial condition and prospects, including: expected future earnings; cash flow; the ability and willingness to return capital to shareholders; competitive position; quality of the business franchise; and the reputation, experience, and competence of a company’s management and board of directors. The Adviser considers these factors both while the company is on the watch list and also at the time of purchase. Not all companies, at the time of purchase, are on the Adviser’s watch list, and a company may be added to the Fund’s portfolio following a precipitating event.

When added to the Fund’s portfolio, a company will generally be trading at a significant discount to its 52-week or all-time high. The Adviser’s contrarian approach, buying what it believes are fundamentally sound companies that are out-of-favor with the market, is industry, sector and market capitalization agnostic, and typically involves the securities of fewer than thirty issuers.

Market Environment and Investing Pace

At the Fund’s inception, the Adviser had a cautious outlook for market and economic conditions reflecting: (i) U.S. GDP growth appeared to be slowing; (ii) rising U.S. short-term interest rates; (iii) market expectations that the growth rate in corporate earnings in 2019 would be slower than previously expected; and (iv) market reservations that certain mega-cap companies were over-valued. As a result, the Adviser has invested the Fund’s assets at a measured pace with fourteen equity positions and approximately 51% of the Fund invested in cash equivalents on July 31, 2019. The Adviser believes this approach has served Fund shareholders well as the Fund’s initial capital continues to be deployed.

Current economic and financial market conditions reflect slow progress in de-leveraging, a lack of structural reforms in developed markets, lower trend growth, modest inflation and lower policy rates relative to history. Equity markets appear unlikely to experience a meaningful de-rating but periods of uncertainty are likely to persist. Substantial market fluctuations are likely to continue with the presence of economic and social tail risks.

1

In likely slow-rising markets with limited upside, investing in stocks that have experienced price declines and are trading at a discount to 52-week or all-time highs, in the opinion of the Adviser, presents opportunity for the Fund. The Adviser is not holding cash for defensive purposes. Rather, the Adviser continues to actively seek investments for the Fund with a strict price discipline in establishing initial positions.

At this writing, tariffs dominate the financial news with meaningful daily market swings. The Adviser remains focused on achieving fully-invested status as soon as practicable. The Adviser views fully-invested as 80% – 85% of the Fund invested in equities (including options, rights and warrants) with the balance available to act opportunistically. Ongoing market volatility continues to create opportunities that fit with the Fund’s investment approach. Various companies continue to experience substantial single-day stock price declines and are trading at a discount to 52-week or all-time highs.

Health Care

Health Care represents the Fund’s largest industry with four holdings comprising 14.4% of the portfolio on July 31, 2019. The Health Care sector presents reasonable valuations reflecting, among other things, ambiguity about potential changes to the U.S. health care system.

In Managed Care, if more uninsured and under-insured individuals gain coverage, then the Fund’s health care services holding, Cigna, may benefit. Cigna is well positioned to play a role in reducing U.S. health care costs having merged a pharmacy benefit manager (PBM) with a managed care business. The Adviser believes that there are multiple catalysts for the re-valuation of Cigna shares including: (i) cost savings from the acquisition of Express Scripts, a leading PBM; (ii) reducing Express Scripts acquisition debt from the combined company’s free cash flow; (iii) earnings per share accretion from the Express Scripts transaction and share repurchases; and (iv) resolution of regulatory risks over time.

In Pharmaceuticals, the Adviser believes the Fund’s holdings, Bristol-Myers Squibb (BMY) and Pfizer (PFE), have attractive prospects and durable franchises with barriers to entry and long-term growth opportunities from product innovation, development of new drugs and emerging market demand. BMY has agreed to acquire Celgene, a biopharmaceutical company, for in excess of $70 billion in cash and BMY stock. The transaction is anticipated to close by the end of 2019. The Adviser expects BMY to increase profitability by commercializing Celgene’s pipeline and cutting costs. In the opinion of the Adviser, BMY trades at an attractive valuation which does not adequately reflect: (i) the combined company’s expected profitability reflecting nine products with more than $1 billion in projected annual sales; and (ii) growth potential in the areas of oncology, immunology and cardiovascular disease. Pfizer recently announced an agreement to merge its off-patent drug business with Mylan. Its consumer joint venture with GlaxoSmithKline and the Mylan transaction will conclude Pfizer’s plan to separate its lines of business. In 2020, Pfizer expects to be a pure-play research-driven biopharmaceutical company. PFE’s announcement of the Mylan transaction was poorly received by the market as investors appear uncertain about the impact of the Mylan transaction on PFE’s go-forward dividend policy, among other concerns. PFE’s dividend has historically been important to its valuation. The Adviser believes worries around PFE’s dividend are likely to dissipate as (i) cash is deployed from the Mylan and GlaxoSmithKline transactions; and (ii) the Mylan transaction is implemented in a shareholder-friendly way.

2

The Adviser continues to find opportunities in Health Care and added Bayer AG to the Fund’s portfolio. The acquisition of Monsanto has weighed heavily on Bayer’s share price as lawsuits against Monsanto’s Roundup have proliferated. The Adviser expects Bayer to constructively and proactively address the Roundup lawsuits. The Adviser sees such a resolution as a catalyst for the re-valuation of Bayer shares. An additional catalyst is the divestiture of non-core assets including the recently-announced sale of its animal health business.

In closing, I want to thank shareholders for their confidence in the Fund’s Adviser. The Adviser continues to identify companies that fit with the Fund’s investment approach.

David Adler
Adler Asset Management, LLC
September 9, 2019

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-800-408-4682.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-800-408-4682 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of July 31, 2019, please see the Schedule of Investments section of the annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

ADLER VALUE FUND
PERFORMANCE INFORMATION
July 31, 2019 (Unaudited)

Comparison of the Change in Value of a $1,000,000 Investment in Adler Value Fund - Institutional Class vs. the S&P 500 Total Return Index and the Russell 1000 Value Total Return Index

Total Returns (for the period ended July 31, 2019)
Since Inception(b)
Adler Value Fund - Institutional Class (a)	2.05%
S&P 500 Total Return Index	6.90%
Russell 1000 Value Total Return Index	4.99%

(a)	The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	The Fund commenced operations on August 16, 2018.

4

ADLER VALUE FUND
PORTFOLIO INFORMATION
July 31, 2019 (Unaudited)

Sector Diversification
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Veoneer, Inc.	5.6%
Valvoline, Inc.	4.9%
Cigna Corporation	4.7%
AXA Equitable Holdings, Inc.	4.7%
Bristol-Myers Squibb Company	4.6%
Citigroup, Inc.	4.4%
W.W. Grainger, Inc.	4.0%
Jack in the Box, Inc.	3.5%
Symantec Corporation	3.0%
Bayer AG — ADR	2.8%

5

ADLER VALUE FUND SCHEDULE OF INVESTMENTS July 31, 2019
COMMON STOCKS — 50.5%	Shares	Value
Communication Services — 3.0%
Media — 3.0%
Altice USA, Inc. - Class A (a)	1,000	$25,810
Comcast Corporation - Class A	400	17,268
		43,078
Consumer Discretionary — 11.7%
Auto Components — 5.6%
Veoneer, Inc. (a)	4,500	81,675

Hotels, Restaurants & Leisure — 3.5%
Jack in the Box, Inc.	700	50,281

Multi-Line Retail — 2.6%
Big Lots, Inc.	1,500	38,400

Financials — 9.1%
Banks — 4.4%
Citigroup, Inc.	900	64,044

Diversified Financial Services — 4.7%
AXA Equitable Holdings, Inc.	3,000	67,440

Health Care — 14.8%
Health Care Providers & Services — 4.7%
Cigna Corporation	400	67,968

Pharmaceuticals — 10.1%
Bayer AG - ADR	2,500	40,575
Bristol-Myers Squibb Company	1,500	66,615
Pfizer, Inc.	1,000	38,840
		146,030
Industrials — 4.0%
Trading Companies & Distributors — 4.0%
W.W. Grainger, Inc.	200	58,206

Information Technology — 3.0%
Software — 3.0%
Symantec Corporation	2,000	43,120

6

ADLER VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 50.5% (Continued)	Shares	Value
Materials — 4.9%
Chemicals — 4.9%
Valvoline, Inc.	3,500	$70,665

Total Common Stocks (Cost $711,957)		$730,907

MONEY MARKET FUNDS — 52.3%	Shares	Value
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class, 2.02% (b) (Cost $756,008)	756,008	$756,008

Investments at Value — 102.8% (Cost $1,467,965)		$1,486,915

Liabilities in Excess of Other Assets — (2.8%)		(40,240)

Net Assets — 100.0%		$1,446,675

ADR — American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2019.

See accompanying notes to financial statements.

7

ADLER VALUE FUND STATEMENT OF ASSETS AND LIABILITIES July 31, 2019
ASSETS
Investments:
At cost	$1,467,965
At value (Note 2)	$1,486,915
Receivable for capital shares sold	1,250
Receivable from Adviser (Note 4)	16,305
Dividends receivable	1,982
Other assets	1,111
Total assets	1,507,563

LIABILITIES
Payable for securities purchased	46,902
Payable to administrator (Note 4)	6,010
Other accrued expenses	7,976
Total liabilities	60,888

NET ASSETS	$1,446,675

NET ASSETS CONSIST OF:
Paid-in capital	$1,417,227
Accumulated earnings	29,448
NET ASSETS	$1,446,675

PRICING OF INSTITUTIONAL CLASS (Note 1)
Net assets applicable to Institutional Class	$1,446,675
Shares of Institutional Class outstanding (no par value, unlimited number of shares authorized)	70,866
Net asset value, offering and redemption price per share (Note 2)	$20.41

See accompanying notes to financial statements.

8

ADLER VALUE FUND STATEMENT OF OPERATIONS For the Period Ended July 31, 2019(a)
INVESTMENT INCOME
Dividends	$26,464

EXPENSES
Legal Fees	24,549
Fund accounting fees (Note 4)	23,120
Administration fees (Note 4)	23,032
Trustees’ fees and expenses (Note 4)	15,403
Investment advisory fees (Note 4)	12,773
Compliance fees and expenses (Note 4)	12,083
Transfer agent fees (Note 4)	11,516
Custodian and bank service fees	10,569
Registration and filing fees	4,596
Postage and supplies	3,087
Printing of shareholder reports	2,168
Federal excise taxes	147
Other expenses	7,925
Total expenses	150,968
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(134,855)
Net expenses	16,113

NET INVESTMENT INCOME	10,351

UNREALIZED GAINS ON INVESTMENTS
Net change in unrealized appreciation (depreciation) on investments	18,950

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,301

(a)	Represents the period from the commencement of operations (August 16, 2018) through July 31, 2019.
See accompanying notes to financial statements.

9

ADLER VALUE FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended July 31, 2019(a)
FROM OPERATIONS
Net investment income	$10,351
Net change in unrealized appreciation (depreciation) on investments	18,950
Net increase in net assets resulting from operations	29,301

FROM CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	1,417,374

TOTAL INCREASE IN NET ASSETS	1,446,675

NET ASSETS
Beginning of period	—
End of period	$1,446,675

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	70,866
Shares outstanding, beginning of period	—
Shares outstanding, end of period	70,866

(a)	Represents the period from the commencement of operations (August 16, 2018) through July 31, 2019.
See accompanying notes to financial statements.

10

ADLER VALUE FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended July 31, 2019(a)
Net asset value at beginning of period	$20.00

Income from investment operations:
Net investment income	0.15
Net unrealized gains on investments	0.26
Total from investment operations	0.41

Net asset value at end of period	$20.41

Total return (b)	2.05	%(c)

Net assets at end of period (000’s)	$1,447

Ratios/supplementary data:
Ratio of total expenses to average net assets	11.82	%(d)
Ratio of net expenses to average net assets (e)	1.26	%(d)(f)
Ratio of net investment income to average net assets (e)	0.81	%(d)
Portfolio turnover rate	0%

(a)	Represents the period from the commencement of operations (August 16, 2018) through July 31, 2019.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
(f)	Includes federal excise taxes of 0.01% of average net assets with respect to the period ended July 31, 2019.
See accompanying notes to financial statements.

11

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS
July 31, 2019

1. Organization

Adler Value Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operation on August 16, 2018.

The investment objective of the Fund is to seek to achieve long-term growth of capital.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $1,000,000 initial investment requirement). As of July 31, 2019, the Investor Class shares (to be sold without any sales loads, but subject to a distribution fee of up to 0.25% of Investor Class’ average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see next page). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

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ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$730,907	$—	$—	$730,907
Money Market Funds	756,008	—	—	756,008
Total	$1,486,915	$—	$—	$1,486,915

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended July 31, 2019.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

13

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Distributions to shareholders arising from net investment income and realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders during the period ended July 31, 2019.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of July 31, 2019:

Tax cost of portfolio investments	$1,467,965
Gross unrealized appreciation	$51,402
Gross unrealized depreciation	(32,452)
Net unrealized appreciation	18,950
Undistributed ordinary income	10,498
Accumulated earnings	$29,448

For the period ended July 31, 2019, the Fund reclassified $147 of accumulated earnings against paid-in capital on the Statement of Assets and Liabilities due to adjustments for non-deductible federal excise taxes paid. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

14

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current tax period and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

3. Investment Transactions

During the period ended July 31, 2019, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $711,957 and $0, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Adler Asset Management, LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed, until December 1, 2021, to reduce its investment advisory fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.25% of the Fund’s average daily net assets of the Institutional Class shares. Accordingly, during the period ended July 31, 2019, the Adviser did not collect any of its investment advisory fees and reimbursed other operating expenses totaling $122,082.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of July 31, 2019, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements in the amount of $134,855 no later than July 31, 2022.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

15

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,500 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of July 31, 2019, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
David R. Adler	72%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Investments in Money Market Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Fund may at times invest a significant portion of its assets in shares of a money market fund. As of July 31, 2019, the Fund had 52.3% of the value of its net assets invested in shares of a money market fund registered under the Investment Company Act of 1940. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Fund incurs additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of money market funds. The financial statements for the money market fund held can be found at www.sec.gov.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties,

16

ADLER VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

17

ADLER VALUE FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Ultimus Managers Trust
and the Shareholders of Adler Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Adler Value Fund, a series of shares of beneficial interest in Ultimus Managers Trust (the “Fund”), including the schedule of investments, as of July 31, 2019, and the related statements of operations and changes in net assets and the financial highlights for the period from August 16, 2018 (commencement of operations) to July 31, 2019, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations, the changes in its net assets and its financial highlights for the period from August 16, 2018 to July 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

18

ADLER VALUE FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Ultimus Managers Trust since 2013.

Philadelphia, Pennsylvania
September 17, 2019

19

ADLER VALUE FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (February 1, 2019) and held until the end of the period (July 31, 2019).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

20

ADLER VALUE FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

Institutional Class	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Net Expense Ratio(a)	Expenses Paid During Period(b)
Based on Actual Fund Return	$1,000.00	$1,027.70	1.27%	$6.39
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.50	1.27%	$6.36

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

21

ADLER VALUE FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-408-4682, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge upon request by calling 1-800-408-4682, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-408-4682. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

22

ADLER VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. Each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Funds:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	Vice Chairman (February 2019 to present), Managing Director (1999 to January 2019), Co-CEO (April 2018 to January 2019), and President (1999 to April 2018) of Ultimus Fund Solutions, LLC and its subsidiaries (except as otherwise noted for FINRA-regulated broker dealer entities)	16	Interested Trustee of Capitol Series Trust (10 Funds)
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired (2013) financial services executive	16	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at The Standard Register Inc. (formerly The Standard Register Company) from 2011 to 2016	16	None

23

ADLER VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees (Continued):
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairperson (May 2016 to present) Trustee (June 2012 to present)	Retired (2019); Owner of Discepoli Financial Planning, LLC (personal financial planning company) (2004-2019).	16	None
Robert E. Morrison Year of Birth: 1957	Since June 2019	Trustee	Senior Vice President and National Practice Lead for Investment, Huntington National Bank/Huntington Private Bank (2014 to present); CEO, CIO, President of 5 Star Investment Management Company (2006 to 2014).	16	Independent Trustee and Chairman of the Ultimus Managers Trust (2012 to 2014).
Clifford N. Schireson Year of Birth: 1953	Since June 2019	Trustee	Founder of Schireson Consulting, LLC (2017 to present); Director of Institutional Services for Brandes Investment Partners, LP (2004-2017).	16	n/a
Jacqueline A. Williams Year of Birth: 1954	Since June 2019	Trustee	Managing Member of Custom Strategy Consulting, LLC (2017 to present); Managing Director of Global Investment Research (2005 to 2017), Cambridge Associates, LLC.	16	n/a

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended, because of his relationship with the Trust’s administrator, transfer agent and distributor.

24

ADLER VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
David R. Carson Year of Birth: 1958	Since 2013	Principal Executive Officer (April 2017 to present) President (October 2013 to present) Vice President (April 2013 to October 2013)

Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present); President, Centaur Mutual Funds Trust (2018 to present); Chief Compliance Officer, FSI Low Beta Absolute Return Fund (2013 to 2016)

Todd E. Heim Year of Birth: 1967	Since 2014	Vice President (2014 to present)

Relationship Management Director and Vice President of Ultimus Fund Solutions, LLC (2018 to present); Client Implementation Manager and AVP of Ultimus Fund Solutions, LLC (2014 to 2018); Naval Flight Officer in the United States Navy (May 1989 to June 2017)

Jennifer L. Leamer Year of Birth: 1976	Since 2014	Treasurer (October 2014 to present) Assistant Treasurer (April 2014 to October 2014)	Vice President, Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present)
Daniel D. Bauer Year of Birth: 1977	Since 2016	Assistant Treasurer (April 2016 to present)	Assistant Mutual Fund Controller (September 2015 to present) and Fund Accounting Manager (March 2012 to August 2015) of Ultimus Fund Solutions, LLC
Matthew J. Beck Year of Birth: 1988	Since 2018	Secretary (July 2018 to present)

Senior Attorney of Ultimus Fund Solutions, LLC (2018 to present); Chief Compliance Officer of OBP Capital, LLC (2015 to 2018); Vice President and General Counsel of The Nottingham Company (2014 to 2018)

25

ADLER VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers (Continued):
Natalie S. Anderson Year of Birth: 1975	Since 2016	Assistant Secretary (April 2016 to present)	Legal Administration Manager (July 2016 to present) and Paralegal (January 2015 to June 2016) of Ultimus Fund Solutions, LLC; Senior Paralegal of Unirush, LLC (October 2011 to January 2015)
Charles C. Black Year of Birth: 1979	Since 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)

Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Chief Compliance Officer of The Caldwell & Orkin Funds, Inc. (2016 to present); Senior Compliance Manager for Touchstone Mutual Funds (2013 to 2015)

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-800-408-4682.

26

ADLER VALUE FUND
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
(Unaudited)

On June 18, 2019, a Special Meeting of Shareholders of the Trust was held for the purpose of considering the election of seven trustees for the Trust. The number of shares of the Trust present and voting at the Special Meeting represented 68.40% of the total shares entitled to vote at the meeting. Each of the seven nominees was elected by the shareholders of the Trust.

The results of the voting with respect to the election of the seven Trustees were as follows:

	Number of Shares
Nominee/Trustee	Affirmative	Withhold
Robert G. Dorsey	79,822,871	11,178
John J. Discepoli	79,499,054	334,995
David M. Deptula	79,499,054	334,995
Janine L. Cohen	79,485,191	348,858
Jacqueline A. Williams	79,757,455	76,594
Clifford N. Schireson	79,771,318	62,731
Robert E. Morrison, Jr.	79,771,349	62,700

27

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KEMPNER MULTI-CAP DEEP VALUE FUND

Institutional Class (FIKDX)

Investor Class (FAKDX)

Annual Report

July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-800-665-9778 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-665-9778. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

KEMPNER MULTI-CAP DEEP VALUE FUND
LETTER TO SHAREHOLDERS (Unaudited)	August 28, 2019

Fund Objective

The Kempner Multi-Cap Deep Value Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a minimum three to five-year period. For the fiscal year ended July 31, 2019 the Fund produced a total return of 0.43% (Institutional Class Shares) and 0.18% (Investor Class Shares), both net of fees. For the trailing three fiscal years ended July 31, 2019, the Fund produced a total return of 9.30% annualized (Institutional Class Shares) and 9.05% annualized (Investor Class Shares), both net of fees. The Headline CPI inflation rates over the periods were 1.81% for one year and 2.17% for three years compounded. Comparatively, over the same time periods the Lipper Multi-Cap Value Funds Classification Index returned 0.75% for one year and 8.02% for three years annualized; and the S&P 500 Value Index returned 6.28% for one year and 10.30% for three years annualized.

U.S. Economic Commentary

The U.S. economy appears dichotomous at this point. To explain: The U.S. economy could be seen as having three main segments: government spending, business spending, and consumer spending. The bifurcation is because while government spending has remained steady to slightly increased, manufacturing and business generally are in a definite slow down, and in some cases look recessionary in terms of their spending. Consumer spending, which is 70% of the economy, has remained pretty strong.

So, the largest part of the economy is relatively strong, and therefore one could be optimistic going forward through 2020, were it not for significant warning signs. Bonds worldwide present some of the lowest interest rates since the great Depression. This indicates that the bond market believes that there will not be enough economic growth to cause inflation. Furthermore, in the United States, the bond market yield curve is inverted which means that short-term interest rates are actually higher than 30-year rates (3-month vs 30-year inversion). This doesn’t necessarily cause a recession but has been a necessary signal of each recession since WWII. And of course, we have trade wars continuing with some new tariffs being slapped on China beginning September 1st, even though it won’t be as many as first announced, and other continuing threats for expanded trade wars with Europe, and no resolution of the Mexico/U.S./Canada trade discussions. All this adds expense to goods that are imported. More importantly, the trade conflicts cause a massive uncertainty for both business and for consumers. This uncertainty has caused a recession in business capital spending and other forms of business activities.

Still, what about the consumer? Up until this very moment, the consumer has been quite solid with 3% - 4% increases in spending year-to-year in different months recently. However, this reflects the past. What is significant as far as the consumer is concerned, is that in the last month, consumer confidence took a significant drop of 3.4%. We believe this is directly linked, of course, to the trade wars and market gyrations, and it is the key to the future growth of the economy. If this continues for the next several months, a recession is very likely. Even if it doesn’t continue, it’s the first sign that consumers are being affected by the uncertainties that have already affected the corporate side of the economy. So economic growth in this country is, in our opinion, balanced on a knife edge. What will the consumer do next? We believe that the consumer will be pulling back some due to the uncertainties already mentioned, but at this point we do not think there will be a recession in the next 12 months. We expect 1 - 1½% GDP growth as compared to the 2 ½% that we’ve seen up to now. We are alert to the concept that if the consumer confidence continues to fall, we will have to change our forecast to one of negative growth in the near future.

Portfolio Strategy

Our investment approach continues to be one of investing in deeply undervalued companies and selling when the underlying value becomes realized by other market participants and reflected in the current price. The past several years of rising markets has therefore resulted in a greater number of sale opportunities than purchase opportunities. Cash is always considered a buying reserve.

Over the past year we established positions in CBS Corp Class B (CBS), Nordstrom, Inc. (JWN), KLA-Tencor Corp. (KLAC), Skyworks Solutions, Inc. (SWKS), and Valero Energy Corp. (VLO). During the same time frame, we also added to our positions in Allergan PLC (AGN), Applied Materials, Inc. (AMAT), Acuity Brands, Inc. (AYI), Cardinal Health, Inc. (CAH), Capital One Financial (COF), DowDuPont, Inc. (DWDP), General Mills, Inc. (GIS), Nordstrom, Inc. (JWN), KLA-Tencor Corp. (KLAC), McKesson Corp. (MCK), Royal Dutch Shell Class A (RDS.A), Skyworks Solutions, Inc. (SWKS), Walgreens Boots Alliance (WBA), and WestRock Co. (WRK).

We reduced our position in Applied Materials, Inc. (AMAT), General Electric Co. (GE), General Mills, Inc. (GIS), KLA-Tencor Corp. (KLAC), Mosaic Co. (MOS), Merck & Co, Inc. (MRK), Pfizer Inc. (PFE), Skyworks Solutions, Inc. (SWKS), Union Pacific Corp. (UNP), Verizon Communications (VZ), and Western Union (WU). Also, during this time frame, we sold entirely out of Allergan PLC (AGN), General Electric Co. (GE), General Mills, Inc. (GIS), KLA-Tencor Corp. (KLAC), TEVA Pharmaceuticals Industries Ltd ADR (TEVA), Williams-Sonoma Inc. (WSM), and Zimmer Biomet Hldgs. (ZBH).

The three securities with the most significant price increases during the fiscal year were related both to the overall increase in the economy and particularly to the increase in the outlook for oil and gas prices. They are as follows:

Corteva Inc	(CTVA)	+19.4%
McKesson Corp	(MCK)	+17.1%
Applied Materials Inc	(AMAT)	+14.4%

The three securities with the worst performance in the portfolio were an eclectic group with individual stock circumstances. They are as follows:

Dow Inc	(DOW)	-12.5%
Honda Motor Co Ltd	(HMC)	-9.4%
Occidental Petroleum Corp	(OXY)	-9.2%

We continue to scour the equity universe to locate stocks which meet our investment criteria of: 1) a relatively low forecast P/E multiple, usually 15 or less, 2) a dividend yield is paid, or expected to be, 3) public debt, if any, is investment grade, 4) a minimum of $500 million market capitalization, and 5) current stock price is within 20% of the 52-week low price. In addition to meeting these criteria, stocks are quantitatively and qualitatively analyzed to determine company prospects and reasonableness of valuation.

We maintain our long-term focus in the Kempner Multi-Cap Deep Value Fund on areas which are overlooked by the market. We are particularly interested at this point in values that may present themselves in the health care industries. Harris L. Kempner, Jr. and M. Shawn Gault are the portfolio managers for the Kempner Multi-Cap Deep Value Fund.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-800-665-9778.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-800-665-9778 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. Kempner Multi-Cap Deep Value Fund is distributed by Ultimus Fund Distributors, LLC.

This Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of July 31, 2019, please see the Schedule of Investments section of the annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

KEMPNER MULTI-CAP DEEP VALUE FUND
PERFORMANCE INFORMATION
July 31, 2019 (Unaudited)

Comparison of the Change in Value of a $500,000 Investment
in Kempner Multi-Cap Deep Value Fund - Institutional Class versus the S&P 500 Value Index*

Average Annual Total Returns (for the periods ended July 31, 2019)
	1 Year	5 Years	10 Years
Kempner Multi-Cap Deep Value Fund - Institutional Class (a)	0.43%	4.69%	8.57%
Kempner Multi-Cap Deep Value Fund - Investor Class (a)(b)	0.18%	4.43%	8.31%
S&P 500 Value Index	6.28%	8.64%	12.39%

*	The graph is based on the performance of Institutional Class only; performance for Investor Class varies due to differences in fees paid by shareholders in the different classes.
(a)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)

Effective March 31, 2015, Class A Shares were re-designated as Investor Class. Prior to March 31, 2015, shareholders were charged a sales charge on purchases and redemptions of Class A Shares. The performance information provided for the period prior to March 31, 2015 represents the performance of Investor Class when they were called Class A Shares. The share class change had no impact on the Fund’s operations or investment policy.

KEMPNER MULTI-CAP DEEP VALUE FUND
PORTFOLIO INFORMATION
July 31, 2019 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Investments

Security Description	% of Net Assets
Bank of America Corporation	6.0%
General Motors Company	5.0%
Citigroup, Inc.	4.8%
BP plc - ADR	4.7%
AT&T, Inc.	4.0%
Johnson Controls International plc	3.7%
Axis Capital Holdings Ltd.	3.5%
Applied Materials, Inc.	3.5%
Cardinal Health, Inc.	3.4%
Royal Dutch Shell plc - Class A - ADR	3.3%

KEMPNER MULTI-CAP DEEP VALUE FUND SCHEDULE OF INVESTMENTS July 31, 2019
COMMON STOCKS — 85.0%	Shares	Value
Communication Services — 8.9%
Diversified Telecommunication Services — 5.4%
AT&T, Inc.	86,692	$2,951,862
Verizon Communications, Inc.	19,300	1,066,711
		4,018,573
Entertainment — 2.7%
Walt Disney Company (The)	14,100	2,016,441

Media — 0.8%
CBS Corporation - Class B	11,460	590,305

Consumer Discretionary — 9.1%
Automobiles — 7.7%
General Motors Company	92,720	3,740,325
Honda Motor Company Ltd. - ADR	82,900	2,062,552
		5,802,877
Multi-Line Retail — 1.4%
Nordstrom, Inc.	31,100	1,029,721

Consumer Staples — 2.0%
Food & Staples Retailing — 2.0%
Walgreens Boots Alliance, Inc.	27,400	1,493,026

Energy — 13.7%
Energy Equipment & Services — 2.6%
Schlumberger Ltd.	47,555	1,900,773

Oil, Gas & Consumable Fuels — 11.1%
BP plc - ADR	89,120	3,541,629
Occidental Petroleum Corporation	36,800	1,890,048
Royal Dutch Shell plc - Class A - ADR	39,454	2,481,262
Valero Energy Corporation	4,700	400,675
		8,313,614
Financials — 18.2%
Banks — 11.8%
Bank of America Corporation	145,270	4,456,884
BB&T Corporation	15,300	788,409
Citigroup, Inc.	50,500	3,593,580
		8,838,873
Consumer Finance — 2.9%
Capital One Financial Corporation	23,240	2,147,841

KEMPNER MULTI-CAP DEEP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 85.0% (Continued)	Shares	Value
Financials — 18.2% (Continued)
Insurance — 3.5%
Axis Capital Holdings Ltd.	41,400	$2,635,938

Health Care — 12.4%
Health Care Providers & Services — 6.4%
Cardinal Health, Inc.	54,965	2,513,549
McKesson Corporation	16,380	2,276,001
		4,789,550
Pharmaceuticals — 6.0%
Merck & Company, Inc.	23,230	1,927,858
Pfizer, Inc.	12,800	497,152
Roche Holding AG - ADR	61,400	2,059,970
		4,484,980
Industrials — 7.4%
Building Products — 3.7%
Johnson Controls International plc	65,749	2,790,388

Electrical Equipment — 2.5%
Acuity Brands, Inc.	13,950	1,872,369

Road & Rail — 1.2%
Union Pacific Corporation	4,750	854,762

Information Technology — 6.6%
IT Services — 1.2%
Western Union Company (The)	41,650	874,650

Semiconductors & Semiconductor Equipment — 5.4%
Applied Materials, Inc.	52,610	2,597,356
Skyworks Solutions, Inc.	17,300	1,475,344
		4,072,700
Materials — 6.7%
Chemicals — 4.2%
Corteva, Inc.	15,699	463,121
Dow, Inc.	15,699	760,460
DuPont de Nemours, Inc.	15,700	1,132,912
Mosaic Company (The)	29,250	736,807
		3,093,300
Containers & Packaging — 2.5%
WestRock Company	52,350	1,887,217

Total Common Stocks (Cost $58,017,480)		$63,507,898

KEMPNER MULTI-CAP DEEP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 15.0%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.02% (a) (Cost $11,184,611)	11,184,611	$11,184,611

Investments at Value — 100.0% (Cost $69,202,091)		$74,692,509

Other Assets in Excess of Liabilities — 0.0% (b)		30,812

Net Assets — 100.0%		$74,723,321

(a)	The rate shown is the 7-day effective yield as of July 31, 2019.
(b)	Percentage rounds to less than 0.1%.
ADR – American Depositary Receipt.

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND STATEMENT OF ASSETS AND LIABILITIES July 31, 2019
ASSETS
Investments:
At cost	$69,202,091
At value (Note 2)	$74,692,509
Dividends receivable	105,098
Other assets	3,637
Total assets	74,801,244

LIABILITIES
Payable to Adviser (Note 4)	37,563
Payable to administrator (Note 4)	13,260
Accrued distribution fees (Note 4)	2,057
Other accrued expenses	25,043
Total liabilities	77,923

NET ASSETS	$74,723,321

NET ASSETS CONSIST OF:
Paid-in capital	$68,073,047
Accumulated earnings	6,650,274
NET ASSETS	$74,723,321

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$60,227,917
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,627,827
Net asset value, offering price and redemption price per share (Note 2)	$10.70

INVESTOR CLASS
Net assets applicable to Investor Class	$14,495,404
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,355,892
Net asset value, offering price and redemption price per share (Note 2)	$10.69

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND STATEMENT OF OPERATIONS Year Ended July 31, 2019
INVESTMENT INCOME
Dividend income	$2,375,952
Foreign witholding taxes on dividends	(58,844)
Total investment income	2,317,108

EXPENSES
Investment advisory fees (Note 4)	443,305
Administration fees (Note 4)	75,117
Fund accounting fees (Note 4)	43,514
Distribution fees - Investor Class (Note 4)	35,399
Legal fees	27,389
Transfer agent fees (Note 4)	27,000
Audit and tax service fees	16,900
Trustees’ fees and expenses (Note 4)	15,605
Registration and filing fees	13,160
Compliance service fees (Note 4)	12,000
Custodian and bank service fees	10,777
Printing of shareholder reports	4,181
Postage and supplies	3,621
Insurance expense	3,313
Other expenses	19,276
Total expenses	750,557

NET INVESTMENT INCOME	1,566,551

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	1,078,394
Net change in unrealized appreciation (depreciation) on investments	(2,710,254)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(1,631,860)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(65,309)

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended July 31, 2019	Year Ended July 31, 2018(a)
FROM OPERATIONS
Net investment income	$1,566,551	$1,398,718
Net realized gains from investment transactions	1,078,394	2,753,620
Net change in unrealized appreciation (depreciation) on investments	(2,710,254)	5,052,252
Net increase (decrease) in net assets resulting from operations	(65,309)	9,204,590

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(1,891,230)	(4,109,471)
Investor Class	(405,918)	(844,382)
Decrease in net assets from distributions to shareholders	(2,297,148)	(4,953,853)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	502,000	4,012,842
Net asset value of shares issued in reinvestment of distributions to shareholders	488,647	213,541
Payments for shares redeemed	(6,515,014)	(7,880,872)
Net decrease in Institutional Class net assets from captial share transactions	(5,524,367)	(3,654,489)

Investor Class
Proceeds from shares sold	207,333	124,599
Net asset value of shares issued in reinvestment of distributions to shareholders	394,858	808,246
Payments for shares redeemed	(520,339)	(2,184,619)
Net increase (decrease) in Investor Class net assets from captial share transactions	81,852	(1,251,774)

TOTAL DECREASE IN NET ASSETS	(7,804,972)	(655,526)

NET ASSETS
Beginning of year	82,528,293	83,183,819
End of year	$74,723,321	$82,528,293

(a)

The presentation of From Distributions to Shareholders has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018 (Note 2). For the year ended July 31, 2018, distributions to shareholders from the Institutional Class consisted of $1,094,827 and $3,014,644 from net investment income and from net realized gains, respectively, and from the Investor Class consisted of $204,332 and $640,050 from net investment income and from net realized gains, respectively. As of July 31, 2018, undistributed net investment income was $103,356.

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Year Ended July 31, 2019	Year Ended July 31, 2018
CAPITAL SHARES ACTIVITY
Institutional Class
Shares sold	47,878	376,111
Shares issued in reinvestment of distributions to shareholders	51,883	20,257
Shares redeemed	(621,448)	(725,452)
Net decrease in shares outstanding	(521,687)	(329,084)
Shares outstanding at beginning of year	6,149,514	6,478,598
Shares outstanding at end of year	5,627,827	6,149,514

Investor Class
Shares sold	19,363	11,550
Shares issued in reinvestment of distributions to shareholders	40,136	76,743
Shares redeemed	(49,190)	(206,723)
Net increase (decrease) in shares outstanding	10,309	(118,430)
Shares outstanding at beginning of year	1,345,583	1,464,013
Shares outstanding at end of year	1,355,892	1,345,583

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2015
Net asset value at beginning of year	$11.01	$10.47	$9.18	$10.42		$11.53

Income (loss) from investment operations:
Net investment income	0.21	0.19	0.19	0.21		0.18
Net realized and unrealized gains (losses) on investments	(0.19)	1.00	1.29	(0.54)		(0.29)
Total from investment operations	0.02	1.19	1.48	(0.33)		(0.11)

Less distributions:
Dividends from net investment income	(0.23)	(0.17)	(0.19)	(0.21	)(a)	(0.19)
Distributions from net realized gains	(0.10)	(0.48)	—	(0.70)		(0.81)
Total distributions	(0.33)	(0.65)	(0.19)	(0.91)		(1.00)

Net asset value at end of year	$10.70	$11.01	$10.47	$9.18		$10.42

Total return (b)	0.43%	11.79%	16.30%	(2.56%)		(1.16%)

Net assets at end of year (000’s)	$60,228	$67,725	$67,863	$95,846		$130,791

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.95%	0.94%	0.84%	0.78%		0.77%

Ratio of net investment income to average net assets	2.13%	1.74%	1.98%	2.30%		1.66%

Portfolio turnover rate	17%	25%	18%	10%		40%

(a)	Includes a return of capital of less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended July 31, 2019	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2015
Net asset value at beginning of year	$11.00	$10.46	$9.17	$10.40		$11.53

Income (loss) from investment operations:
Net investment income	0.18	0.17	0.17	0.19		0.15
Net realized and unrealized gains (losses) on investments	(0.19)	1.00	1.29	(0.53)		(0.31)
Total from investment operations	(0.01)	1.17	1.46	(0.34)		(0.16)

Less distributions:
Dividends from net investment income	(0.20)	(0.15)	(0.17)	(0.19	)(a)	(0.16)
Distributions from net realized gains	(0.10)	(0.48)	—	(0.70)		(0.81)
Total distributions	(0.30)	(0.63)	(0.17)	(0.89)		(0.97)

Net asset value at end of year	$10.69	$11.00	$10.46	$9.17		$10.40

Total return (b)	0.18%	11.55%	16.06%	(2.70%)		(1.56%)

Net assets at end of year (000’s)	$14,495	$14,803	$15,321	$14,880		$21,272

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.20%	1.19%	1.09%	1.03%		1.02%

Ratio of net investment income to average net assets	1.88%	1.49%	1.70%	2.05%		1.37%

Portfolio turnover rate	17%	25%	18%	10%		40%

(a)	Includes a return of capital of less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

See accompanying notes to financial statements.

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
July 31, 2019

1. Organization

Kempner Multi-Cap Deep Value Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was reorganized into the Trust on April 28, 2017.

The investment objective of the Fund is to seek to generate a total pre-tax return, including capital growth and dividends, that is greater than the rate of inflation over a three-to-five-year period.

The Fund currently offers two classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $500,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares, and requiring a $500 initial investment). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New Accounting Pronouncements – In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed

KEMPNER MULTI-CAP DEEP VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$63,507,898	$—	$—	$63,507,898
Money Market Funds	11,184,611	—	—	11,184,611
Total	$74,692,509	$—	$—	$74,692,509

Refer to the Fund’s Schedule of Investments for a listing of securities by industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended July 31, 2019.

KEMPNER MULTI-CAP DEEP VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund intends to declare and distribute net investment income dividends on a quarterly basis. In addition, the Fund will declare and distribute net realized capital gains, if any, on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the years ended July 31, 2019 and 2018 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
7/31/2019	$2,075,676	$221,472	$2,297,148
7/31/2018	$1,299,159	$3,654,694	$4,953,853

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

KEMPNER MULTI-CAP DEEP VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of July 31, 2019:

Tax cost of portfolio investments	$69,202,091
Gross unrealized appreciation	$10,811,234
Gross unrealized depreciation	(5,320,816)
Net unrealized appreciation	5,490,418
Undistributed ordinary income	1,159,856
Total accumulated earnings	$6,650,274

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the year ended July 31, 2019, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $11,271,575 and $17,580,668, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Kempner Capital Management, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.59% of average daily net assets.

The Adviser has agreed contractually, until at least December 1, 2019, to reduce its advisory fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.05% and 1.30% of average daily net assets for Institutional Class and Investor Class shares, respectively.

KEMPNER MULTI-CAP DEEP VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 1, 2019, the agreement to limit expenses of the Fund may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Investment Advisory Agreement is terminated. During the year ended July 31, 2019, the Adviser did not reduce its advisory fees or reimburse other expenses of the Fund.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class shares of the Fund for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus and/or the Distributor.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits Investor Class shares of the Fund to directly incur or reimburse the Fund’s principal underwriter for certain expenses related to the distribution of Investor Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to Investor Class shares. The Fund has not adopted a plan of distribution with respect to Institutional Class shares. During the year ended July 31, 2019, Investor Class shares of the Fund incurred $35,399 of distribution fees under the Plan.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,500 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

KEMPNER MULTI-CAP DEEP VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of July 31, 2019, the following shareholders owned of record 25% or more of the outstanding shares of each class of the Fund:

NAME OF RECORD OWNER	% Ownership
Institutional Class
SEI Private Trust Company (for the benefit of its customers)	99%
Investor Class
SEI Private Trust Company (for the benefit of its customers)	49%
Morgan Stanley Smith Barney LLC (for the benefit of its customers)	41%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

KEMPNER MULTI-CAP DEEP VALUE FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Ultimus Managers Trust
and the Shareholders of Kempner Multi-Cap Deep Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Kempner Multi-Cap Deep Value Fund, a series of shares of beneficial interest in Ultimus Managers Trust (the “Fund”), including the schedule of investments, as of July 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the years presented through July 31, 2016 were audited by other auditors whose report September 29, 2016 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

KEMPNER MULTI-CAP DEEP VALUE FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Ultimus Managers Trust since 2013.

Philadelphia, Pennsylvania
September 17, 2019

KEMPNER MULTI-CAP DEEP VALUE FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (February 1, 2019) and held until the end of the period (July 31, 2019).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

KEMPNER MULTI-CAP DEEP VALUE FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Based on Actual	$1,000.00	$1,054.70	0.95%	$4.84
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.08	0.95%	$4.76
Investor Class
Based on Actual	$1,000.00	$1,053.50	1.20%	$6.11
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.84	1.20%	$6.01

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

KEMPNER MULTI-CAP DEEP VALUE FUND OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-665-9778, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-665-9778, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-665-9778. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended July 31, 2019, the Fund designated $221,472 as long-term capital gain distribution.

Qualified Dividend Income – The Fund designates 84.80% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal year ended July 31, 2019, 61.84% of ordinary income dividends qualifies for the corporate dividends received deduction.

KEMPNER MULTI-CAP DEEP VALUE FUND RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

On June 18, 2019, a Special Meeting of Shareholders of the Trust was held for the purpose of considering the election of seven trustees for the Trust. The number of shares of the Trust present and voting at the Special Meeting represented 68.40% of the total shares entitled to vote at the meeting. Each of the seven nominees was elected by the shareholders of the Trust.

The results of the voting with respect to the election of the seven Trustees were as follows:

	Number of Shares
Nominee/Trustee	Affirmative	Withhold
Robert G. Dorsey	79,822,871	11,178
John J. Discepoli	79,499,054	334,995
David M. Deptula	79,499,054	334,995
Janine L. Cohen	79,485,191	348,858
Jacqueline A. Williams	79,757,455	76,594
Clifford N. Schireson	79,771,318	62,731
Robert E. Morrison, Jr.	79,771,349	62,700

KEMPNER MULTI-CAP DEEP VALUE FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. Each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Funds:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	Vice Chairman (February 2019 to present), Managing Director (1999 to January 2019), Co-CEO (April 2018 to January 2019), and President (1999 to April 2018) of Ultimus Fund Solutions, LLC and its subsidiaries (except as otherwise noted for FINRA-regulated broker dealer entities)	16	Interested Trustee of Capitol Series Trust (10 Funds)
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired (2013) financial services executive	16	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at The Standard Register Inc. (formerly The Standard Register Company) from 2011 to 2016	16	None

KEMPNER MULTI-CAP DEEP VALUE FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees (Continued):
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairperson (May 2016 to present) Trustee (June 2012 to present)	Retired (2019); Owner of Discepoli Financial Planning, LLC (personal financial planning company) (2004-2019).	16	None
Robert E. Morrison Year of Birth: 1957	Since June 2019	Trustee	Senior Vice President and National Practice Lead for Investment, Huntington National Bank/Huntington Private Bank (2014 to present); CEO, CIO, President of 5 Star Investment Management Company (2006 to 2014).	16	Independent Trustee and Chairman of the Ultimus Managers Trust (2012 to 2014).
Clifford N. Schireson Year of Birth: 1953	Since June 2019	Trustee	Founder of Schireson Consulting, LLC (2017 to present); Director of Institutional Services for Brandes Investment Partners, LP (2004-2017).	16	n/a
Jacqueline A. Williams Year of Birth: 1954	Since June 2019	Trustee	Managing Member of Custom Strategy Consulting, LLC (2017 to present); Managing Director of Global Investment Research (2005 to 2017), Cambridge Associates, LLC.	16	n/a

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended, because of his relationship with the Trust’s administrator, transfer agent and distributor.

KEMPNER MULTI-CAP DEEP VALUE FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
David R. Carson Year of Birth: 1958	Since 2013	Principal Executive Officer (April 2017 to present) President (October 2013 to present) Vice President (April 2013 to October 2013)

Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present); President, Centaur Mutual Funds Trust (2018 to present); Chief Compliance Officer, FSI Low Beta Absolute Return Fund (2013 to 2016)

Todd E. Heim Year of Birth: 1967	Since 2014	Vice President (2014 to present)

Relationship Management Director and Vice President of Ultimus Fund Solutions, LLC (2018 to present); Client Implementation Manager and AVP of Ultimus Fund Solutions, LLC (2014 to 2018); Naval Flight Officer in the United States Navy (May 1989 to June 2017)

Jennifer L. Leamer Year of Birth: 1976	Since 2014	Treasurer (October 2014 to present) Assistant Treasurer (April 2014 to October 2014)	Vice President, Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present)
Daniel D. Bauer Year of Birth: 1977	Since 2016	Assistant Treasurer (April 2016 to present)	Assistant Mutual Fund Controller (September 2015 to present) and Fund Accounting Manager (March 2012 to August 2015) of Ultimus Fund Solutions, LLC
Matthew J. Beck Year of Birth: 1988	Since 2018	Secretary (July 2018 to present)

Senior Attorney of Ultimus Fund Solutions, LLC (2018 to present); Chief Compliance Officer of OBP Capital, LLC (2015 to 2018); Vice President and General Counsel of The Nottingham Company (2014 to 2018)

KEMPNER MULTI-CAP DEEP VALUE FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers (Continued):
Natalie S. Anderson Year of Birth: 1975	Since 2016	Assistant Secretary (April 2016 to present)	Legal Administration Manager (July 2016 to present) and Paralegal (January 2015 to June 2016) of Ultimus Fund Solutions, LLC; Senior Paralegal of Unirush, LLC (October 2011 to January 2015)
Charles C. Black Year of Birth: 1979	Since 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)

Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Chief Compliance Officer of The Caldwell & Orkin Funds, Inc. (2016 to present); Senior Compliance Manager for Touchstone Mutual Funds (2013 to 2015)

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-800-665-9778.

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Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is David M. Deptula. Mr. Deptula is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $27,300 and $13,700 with respect to the registrant’s fiscal years ended July 31, 2019 and July 31, 2018, respectively.

(b)	Audit-Related Fees. No fees were billed in the first fiscal period for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,600 and $2,000 with respect to the registrant’s fiscal years ended July 31, 2019, and July 31, 2018, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the first fiscal period for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended July 31, 2019 and July 31, 2018, aggregate non-audit fees of $4,600 and $2,000, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in the last fiscal year by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics
Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary

Date	September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	September 25, 2019

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	September 25, 2019

*	Print the name and title of each signing officer under his or her signature.